Income Taxes (Tables)	6 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expenses	For the six months ended September 30, 2023 and 2022, income tax expenses consisted of the following:
For the six months ended September 30,
	2023 (Unaudited)	2023 (Unaudited)
Current income tax provision	$-	$-
Deferred income tax provision	-	-
Total income tax expense	$-	$-

Schedule of Deferred Income Tax Assets and Liabilities	Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:
	September 30, 2023 (Unaudited)	March 31, 2023
Tax loss carry forward	$652,985	$552,828
Allowance for doubtful account - accounts receivable	218,886	228,944
Allowance for doubtful account – prepayment, receivable and other current assets	67,855	71,151
Impairment provision for inventory	22,426	23,881
Allowance for deferred tax assets	(962,152)	(876,804)
Total	$-	$-